Note 2 - Risks and Uncertainties (Details Textual) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		72 Months Ended	81 Months Ended
	Mar. 31, 2017	Sep. 28, 2015	Sep. 30, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2014
Net Income (Loss) Attributable to Parent				$ (1,219,000)	$ (1,079,000)	$ (8,213,000)	$ (2,874,000)	$ (5,112,000)	$ (4,927,000)	$ (18,800,000)	$ (27,000,000)
Induced Conversion of Convertible Debt Expense						3,696,000
Notes Assumed		$ 250,000							250,000
Net Cash Provided by (Used in) Operating Activities						(2,619,000)	(1,570,000)
Cash and Cash Equivalents, at Carrying Value				943,000	$ 1,229,000	943,000	$ 1,229,000	438,000	925,000	438,000	943,000	$ 1,654,000
Working Capital				(616,000)		(616,000)		(4,600,000)		(4,600,000)	(616,000)
Stockholders' Equity Attributable to Parent				$ (2,099,000)		(2,099,000)		$ (4,642,000)	$ (2,681,000)	$ (4,642,000)	$ (2,099,000)	$ (1,316,000)
Unsecured Debt [Member] | Demand Notes [Member]
Induced Conversion of Convertible Debt Expense	$ 700,000
Notes Assumed			$ 250,000
Conversion of 2013 Notes into Common Stock [Member]
Debt Conversion, Original Debt, Amount Including Accrued, but Unpaid Interest						$ 2,900,000